UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.5%
AUSTRALIA 5.9%
REAL ESTATE
DIVERSIFIED 3.8%
BGP Holdings PLC (EUR)(a),(b)	4,151,319	$73,597
Charter Hall Group	1,170,908	4,932,130
Dexus Property Group	1,963,042	14,628,194
Mirvac Group	169,226	303,976
		19,937,897
INDUSTRIALS 2.1%
Goodman Group	1,706,278	11,028,451
TOTAL AUSTRALIA		30,966,348
AUSTRIA 1.4%
REAL ESTATE—RESIDENTIAL
BUWOG AG	249,675	7,483,507
BELGIUM 0.4%
REAL ESTATE—RESIDENTIAL
Aedifica SA	21,129	1,993,295
BRAZIL 0.6%
REAL ESTATE—RETAIL
BR Malls Participacoes SA	671,549	2,983,343
CANADA 1.5%
REAL ESTATE—OFFICE
Allied Properties REIT	247,630	7,906,695
FRANCE 2.2%
REAL ESTATE
DIVERSIFIED 0.4%
Fonciere des Regions	22,194	2,305,451
OFFICE 1.8%
Gecina SA	57,707	9,357,579
TOTAL FRANCE		11,663,030
GERMANY 4.8%
REAL ESTATE
OFFICE 1.1%
Alstria Office REIT AG	424,358	6,061,218
RESIDENTIAL 3.7%
ADO Properties SA, 144A(c)	88,970	4,397,001

	Number of Shares	Value
Deutsche Wohnen AG	355,163	$15,078,041
		19,475,042
TOTAL GERMANY		25,536,260
HONG KONG 8.9%
REAL ESTATE
DIVERSIFIED 8.1%
CK Asset Holdings Ltd.	1,868,500	15,463,993
Hang Lung Properties Ltd.	4,320,000	10,253,060
Sun Hung Kai Properties Ltd.	1,058,158	17,189,852
		42,906,905
RETAIL 0.8%
Link REIT	527,500	4,274,508
TOTAL HONG KONG		47,181,413
JAPAN 9.6%
REAL ESTATE
DIVERSIFIED 6.4%
Activia Properties	1,570	6,515,797
Hulic Co., Ltd.	23,100	226,432
Mitsui Fudosan Co., Ltd.	578,609	12,546,598
Sumitomo Realty & Development Co., Ltd.	199,000	6,021,729
Tokyo Tatemono Co., Ltd.	672,399	8,598,819
		33,909,375
OFFICE 1.7%
Kenedix Office Investment Corp.	926	5,093,926
Nippon Building Fund	809	4,033,317
		9,127,243
RESIDENTIAL 0.5%
Daiwa House REIT Investment Corp.	1,102	2,638,336
RETAIL 1.0%
Japan Retail Fund Investment Corp.	2,744	4,923,471
TOTAL JAPAN		50,598,425
NORWAY 0.7%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)	283,252	3,876,511

	Number of Shares	Value
SPAIN 2.1%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA	61	$1,099
Merlin Properties Socimi SA	791,770	10,967,497
TOTAL SPAIN		10,968,596
SWEDEN 1.8%
REAL ESTATE
DIVERSIFIED 1.3%
Fastighets AB Balder, Class B(b)	138,266	3,595,470
Hufvudstaden AB	190,463	3,250,421
		6,845,891
HOTEL 0.5%
Pandox AB	147,243	2,803,888
TOTAL SWEDEN		9,649,779
UNITED KINGDOM 6.2%
REAL ESTATE
DIVERSIFIED 0.4%
LondonMetric Property PLC	909,548	2,025,635
HEALTH CARE 0.7%
Assura PLC	4,529,397	3,805,507
INDUSTRIALS 2.5%
Segro PLC	1,483,307	10,653,699
Tritax Big Box REIT PLC	1,209,718	2,308,335
		12,962,034
OFFICE 0.7%
Derwent London PLC	57,033	2,135,292
Workspace Group PLC	145,524	1,730,643
		3,865,935
RESIDENTIAL 0.9%
UNITE Group PLC	501,475	4,619,836
SELF STORAGE 1.0%
Big Yellow Group PLC	274,950	2,789,037
Safestore Holdings PLC	465,874	2,726,191
		5,515,228
TOTAL UNITED KINGDOM		32,794,175

	Number of Shares	Value
UNITED STATES 51.4%
COMMUNICATIONS—TOWERS 1.0%
American Tower Corp.	38,986	$5,328,607
REAL ESTATE 50.4%
DATA CENTERS 4.2%
CyrusOne	53,473	3,151,164
Digital Realty Trust	117,839	13,943,889
Equinix	11,375	5,076,662
		22,171,715
HEALTH CARE 5.6%
HCP	566,625	15,769,174
Welltower	196,897	13,837,921
		29,607,095
HOTEL 2.9%
Hilton Worldwide Holdings	59,161	4,108,731
Host Hotels & Resorts	281,123	5,197,964
Sunstone Hotel Investors	378,737	6,086,304
		15,392,999
INDUSTRIALS 1.9%
Prologis	157,171	9,974,072
OFFICE 9.4%
Corporate Office Properties Trust	227,268	7,461,208
Cousins Properties	718,805	6,713,639
Douglas Emmett	190,100	7,493,742
Empire State Realty Trust, Class A	291,675	5,991,005
Kilroy Realty Corp.	101,310	7,205,167
SL Green Realty Corp.	60,896	6,169,983
Vornado Realty Trust	109,483	8,417,053
		49,451,797
RESIDENTIAL 13.7%
APARTMENT 8.4%
Apartment Investment & Management Co., Class A	175,506	7,697,693
AvalonBay Communities	92,742	16,547,028
Essex Property Trust	29,869	7,587,622
UDR	323,536	12,304,074
		44,136,417

	Number of Shares	Value
MANUFACTURED HOME 3.7%
Equity Lifestyle Properties	95,469	$8,122,502
Sun Communities	132,813	11,379,418
		19,501,920
SINGLE FAMILY 0.7%
American Homes 4 Rent, Class A	179,738	3,902,112
STUDENT HOUSING 0.9%
American Campus Communities	108,647	4,796,765
TOTAL RESIDENTIAL		72,337,214
SELF STORAGE 2.6%
Extra Space Storage	141,739	11,327,781
Life Storage	28,736	2,350,892
		13,678,673
SHOPPING CENTERS 9.7%
COMMUNITY CENTER 3.1%
Kimco Realty Corp.	289,775	5,665,101
Weingarten Realty Investors	343,483	10,902,151
		16,567,252
FREE STANDING 2.2%
Realty Income Corp.	199,960	11,435,712
REGIONAL MALL 4.4%
GGP	499,102	10,366,349
Simon Property Group	81,418	13,109,112
		23,475,461
TOTAL SHOPPING CENTERS		51,478,425
SPECIALTY 0.4%
GEO Group/The	73,756	1,984,036
TOTAL REAL ESTATE		266,076,026
TOTAL UNITED STATES		271,404,633
TOTAL COMMON STOCK (Identified cost—$458,752,395)		515,006,010
SHORT-TERM INVESTMENTS 1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(d)	9,500,000	9,500,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,500,000)		$9,500,000

TOTAL INVESTMENTS (Identified cost—$468,252,395)	99.3%	524,506,010
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	3,682,278
NET ASSETS	100.0%	$528,188,288

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Security value is determined based on significant unobservable inputs (Level 3).

(b)    Non-income producing security.

(c)     Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $8,273,512 or 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

(d)    Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	22.5
Residential	20.6
Office	16.9
Shopping Centers	9.7
Industrials	6.5
Health Care	6.3
Data Centers	4.2
Self Storage	3.6
Hotel	3.4
Other	2.5
Retail	2.4
Towers	1.0
Specialty	0.4
100.0

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$30,966,348	$30,892,751	$—	$73,597	(a)
Other Countries	484,039,662	484,039,662	—	—
Short-Term Investments	9,500,000	—	9,500,000	—
Total Investments(b)	$524,506,010	$514,932,413	$9,500,000	$73,597

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock- Australia
Balance as of December 31, 2016	$228,982
Sales(a)	(185,691)
Realized gain (loss)	185,691
Change in unrealized appreciation (depreciation)	(155,385)
Balance as of September 30, 2017	$73,597

(a) Amount represents proceeds received as part of a liquidating distribution from BGP Holdings PLC and is included in change in unrealized appreciation (depreciation).

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $30,306.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable	Input
	at September 30, 2017	Technique	Inputs	Values
Common Stock—Australia	$73,597	Estimated Distributions Less Discount Rate	Discount Rate	10.00%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock — Australia is a discount rate to reflect the uncertainty regarding the amount and timing of distributions. Significant increases (decreases) in these inputs may result in a materially lower (higher) fair value measurement.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017